GOODWILL AND INTANGIBLES Schedule of Intangibles (Narrative) (Details) - USD ($)	12 Months Ended
	Jun. 27, 2018	Jun. 28, 2017	Jun. 29, 2016
Schedule of Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	$ 1,100,000
Finite-Lived Intangible Assets, Amortization Expense, Year Two	1,100,000
Finite-Lived Intangible Assets, Amortization Expense, Year Three	1,100,000
Finite-Lived Intangible Assets, Amortization Expense, Year Four	1,100,000
Finite-Lived Intangible Assets, Amortization Expense, Year Five	1,100,000
Goodwill, Impairment Loss	0
Chili's Restaurants [Member]
Schedule of Intangible Assets [Line Items]
Amortization of Intangible Assets	$ 1,300,000	$ 1,400,000	$ 1,500,000